Interest rate benchmark reform (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
US mortgages linked to USD LIBOR	$ 9	$ 11
JPY and USD benchmark bonds resettable to LIBOR	3
UBS AG [Member]
Entity [Table]
US mortgages linked to USD LIBOR	9	$ 11
Funding from UBS Group AG in JPY and USD resettable to LIBOR	$ 3